Investments in unconsolidated equity investees - Summary of Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Share of (losses)/profits, net of tax	$ 307	$ (46)
Investment in unconsolidated equity investees	16,453	5,917
Avolon Capital Partners Limited [Member]
Schedule of Equity Method Investments [Line Items]
25% equity investment in unconsolidated equity investee	16,146	5,963
Share of (losses)/profits, net of tax	$ 307	$ (46)